Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a) Basis of Presentation
The financial statements of the Plan are prepared under the accrual method of accounting. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
(b) Risk and Uncertainties
The Plan provides for various investment options in common/collective trust funds, corporate bond funds, mutual funds, and common stock. Investment securities are exposed to various risks such as interest rate, market, and credit. Due to the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the various risk factors, in the near term, could materially affect the participants' account balances and the amounts reported in the financial statements.
(c) Concentration of Investments
Investments in employer common stock were approximately 5% and 6% of the Plan's net assets available for benefits as of December 31, 2025 and 2024, respectively.
(d) Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. Shares of common/collective trust fund investments in index funds, mutual funds and corporate bond funds are valued at the net asset value ("NAV") of shares held by the Plan at year-end. The common stock investments are within common stock funds that are unitized stock funds valued at the NAV and include shares of common stock valued at quoted market prices, and a nominal amount of cash and cash equivalents to provide liquidity for participant directed transactions. The use of net asset value as fair value is deemed appropriate as the common/collective trust funds do not have finite lives, unfunded commitments relating to these type of investments, or significant restrictions on redemptions. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Net asset value of the funds are calculated daily. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
There were no changes in the valuation methodologies used at December 31, 2025 and 2024 compared to prior year.
See Note 3 for further discussion of the fair value of the Plan's investments.
(e) Notes Receivable from Participants
Notes receivable from participants are recorded at amortized cost plus accrued interest.
(f) Payment of Benefits
Benefits are recorded when paid.